COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2009	Dec. 31, 2011	Dec. 31, 2010
Future minimum commitments under non-cancelable operating leases
2012			$ 6,728,000
2013			5,235,000
2014			3,195,000
2015			1,368,000
2016			1,296,000
Thereafter			9,194,000
Total			27,016,000
Rent expense under operating lease	$ 3,600,000	$ 300,000	$ 9,800,000	$ 7,800,000